Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	566,918,863.55	28,962
Yield Supplement Overcollateralization Amount 04/30/20	28,964,375.11	0
Receivables Balance 04/30/20	595,883,238.66	28,962
Principal Payments	21,185,066.61	530
Defaulted Receivables	1,099,932.91	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/20	27,405,616.06	0
Pool Balance at 05/31/20	546,192,623.08	28,388

Pool Statistics	$ Amount	# of Accounts
Pool Factor	51.42%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,986,615.58	127
Past Due 61-90 days	1,058,110.50	48
Past Due 91-120 days	661,211.49	31
Past Due 121+ days	0.00	0
Total	4,705,937.57	206

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	609,776.67
Aggregate Net Losses/(Gains) - May 2020	490,156.24
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.99%
Prior Net Losses Ratio	1.35%
Second Prior Net Losses Ratio	0.79%
Third Prior Net Losses Ratio	0.87%
Four Month Average	1.00%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.94%

Overcollateralization Target Amount	6,281,215.17
Actual Overcollateralization	6,281,215.17
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.77%
Weighted Average Remaining Term	47.77

Flow of Funds	$ Amount
Collections	26,987,892.64
Investment Earnings on Cash Accounts	1,166.17
Servicing Fee(1)	0.00
Transfer to Collection Account	0.00
Available Funds	26,989,058.81

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,374,469.82
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	14,206,673.54
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,281,215.17
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	0.00
(12) Collection Account Redeposits	4,980,442.03

Total Distributions of Available Funds	26,989,058.81

Servicing Fee	0.00
Unpaid Servicing Fee	1,545,924.98
Change in amount of the unpaid servicing fee from the prior period	496,569.37

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 05/15/20	560,399,296.62
Principal Paid	20,487,888.71
Note Balance @ 06/15/20	539,911,407.91

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2a
Note Balance @ 05/15/20	70,781,922.23
Principal Paid	16,829,337.15
Note Balance @ 06/15/20	53,952,585.08
Note Factor @ 06/15/20	16.7554612%

Class A-2b
Note Balance @ 05/15/20	15,387,374.39
Principal Paid	3,658,551.56
Note Balance @ 06/15/20	11,728,822.83
Note Factor @ 06/15/20	16.7554612%

Class A-3
Note Balance @ 05/15/20	351,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	351,000,000.00
Note Factor @ 06/15/20	100.0000000%

Class A-4
Note Balance @ 05/15/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	76,260,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	31,320,000.00
Note Factor @ 06/15/20	100.0000000%

Class C
Note Balance @ 05/15/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	15,650,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,520,728.07
Total Principal Paid	20,487,888.71
Total Paid	22,008,616.78

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	177,544.65
Principal Paid	16,829,337.15
Total Paid to A-2a Holders	17,006,881.80

Class A-2b
One-Month Libor	0.18363%
Coupon	0.32363%
Interest Paid	4,288.17
Principal Paid	3,658,551.56
Total Paid to A-2b Holders	3,662,839.73

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4605112
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.6766216
Total Distribution Amount	21.1371328

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5513809
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	52.2650222
Total A-2a Distribution Amount	52.8164031

A-2b Interest Distribution Amount	0.0612596
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	52.2650223
Total A-2b Distribution Amount	52.3262819

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	693.42
Noteholders' Principal Distributable Amount	306.58

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/20	2,609,619.51
Investment Earnings	442.10
Investment Earnings Paid	(442.10)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

       Such amounts have priority prior to the application of Available Funds.